Filed pursuant to Rule 497(e)
File Nos. 033-88316 and 811-08932

ARTISAN PARTNERS FUNDS, INC.

Artisan International Value Fund (the “Fund”)

SUPPLEMENT DATED 29 JUNE 2022 TO THE

FUND’S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

CURRENT AS OF THE DATE HEREOF

Effective 1 July 2022, the prospectus and statement of additional information (“SAI”) are updated as follows:

1.	The following information replaces the information under the subheading “Portfolio Management” in the Fund Summary for the Fund on page 55 of the prospectus in its entirety:

Portfolio Manager	Title	Length of Service
N. David Samra	Managing Director and Lead Portfolio Manager, Artisan Partners	Since September 2002 (inception)
Ian P. McGonigle	Managing Director and Co-Portfolio Manager, Artisan Partners	Since October 2018

2.

The following sentence replaces the last sentence of the first paragraph under the heading “Organization, Management and Management Fees—Portfolio Managers” on page 110 of the prospectus in its entirety:

The portfolio manager(s) of each Fund are primarily responsible, jointly when the Fund is managed by a team of portfolio managers, for overall management of the Fund, including making buy and sell decisions for the Fund (except as otherwise noted in the table below).

3.	The following information replaces the information regarding the Fund under the heading “Organization, Management and Management Fees—Portfolio Managers” on page 110 of the prospectus in its entirety:

Artisan International Value Fund	N. David Samra Ian P. McGonigle, CFA Benjamin L. Herrick, CFA[1]	Lead Portfolio Manager Co-Portfolio Manager Associate Portfolio Manager
[1]	Mr. Herrick does not have direct management responsibilities or final decision-making authority with respect to the Fund’s investments.

4.

The following paragraph is inserted after the fourth paragraph following the table under the heading “Organization, Management & Management Fees—Portfolio Managers” starting on page 110 of the prospectus:

Benjamin L. Herrick, CFA– Mr. Herrick joined Artisan Partners in December 2015 as an analyst working with Mr. Samra on the International Value team and became Associate Portfolio Manager in July 2022. Mr. Herrick holds a bachelor’s degree in economics from Claremont McKenna College and a master’s degree in business administration from UCLA Anderson School of Management.

5.	The following replaces the information regarding the Fund under the heading “Portfolio Managers” on page 36 of the SAI in its entirety:

Artisan International Value Fund	N. David Samra Ian P. McGonigle, CFA Benjamin L. Herrick, CFA[1]	Lead Portfolio Manager Co-Portfolio Manager Associate Portfolio Manager
[1]	Mr. Herrick does not have direct management responsibilities or final decision making authority with respect to the Fund’s investments.

6.	All other references to Joseph Vari and any related information in the prospectus and SAI are hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE